Reclassification of comparatives	12 Months Ended
Jun. 30, 2023
Text block [abstract]
Reclassification of comparatives
Note 5. Reclassification of comparatives
During the preparation of the financial statements for the current year, a reclassification between borrowings and other assets was performed to better reflect the insurance funding premium utilized by the Company, a reclassification of non-current
annual leave employee benefit to current employee benefits and a reclassification between loss on remeasurement of contingent consideration and general and administrative expense to accurately reflect the impact of the unwinding of discounting contingent consideration for paxalisib.

	30 June 2022 Restated	Reclassification	30 June 2022 Reclassified

Other assets	156	1,841	1,997
Borrowings	—	(1,841)	(1,841)
Current employee benefits	166	203	369
Non-current employee benefits	319	(202)	117
Loss on remeasurement of contingent consideration	153	153	—
General and administrative expense	(4,961)	(153)	(5,114)